Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

	June 30, 2015	December 31, 2014
	(unaudited)
Machinery and equipment	$1,980,000	$849,000
Office furniture and fixtures	204,000	198,000
Computer equipment and software	166,000	149,000
Construction in progress	364,000	164,000
Total cost	2,714,000	1,360,000
Less accumulated depreciation	(758,000)	(605,000)
Net	$1,956,000	$755,000

	December 31, 2014	December 31, 2013
Machinery and equipment	$1,013,000	$849,000
Office furniture and fixtures	198,000	198,000
Computer equipment and software	149,000	97,000
Total cost	1,360,000	1,144,000
Less accumulated depreciation	(605,000)	(380,000)
Net	$755,000	$764,000

Schedule of Capital Leased Assets

	June 30, 2015	December 31, 2014
	(unaudited)
Machinery and equipment	$27,000	$27,000
Computer equipment and software	61,000	46,000
Total assets under capital lease	88,000	73,000
Less accumulated depreciation	(36,000)	(21,000)
Net assets under capital lease	$52,000	$52,000

	December 31, 2014	December 31, 2013
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	17,000
Total assets under capital lease	73,000	44,000
Less accumulated amortization	(21,000)	(1,000)
Net assets under capital lease	$52,000	$43,000

Schedule of Depreciation and Amortization Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Research and development	$64,000	$29,000	$94,000	$58,000
General and administrative	29,000	29,000	58,000	58,000
	$93,000	$58,000	$152,000	$116,000

	2014	2013
Research and development	$120,000	$76,000
General and administrative	113,000	130,000
	$233,000	$206,000